Financial instruments - Hedging Activity (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated as hedging instruments, at fair value	R$ (190,902)	R$ 201,202
Non-deliverable forward used as economic hedge instrument	(6,395)	(14,166)
Call options to acquire additional interest in subsidiaries	23,983	9,044
Derivative financial instruments, net	(173,314)	196,080
Bond Hedges
Disclosure of detailed information about financial instruments [line items]
Loss recognized in OCI	(207,222)
Effective portion – Gain / (Loss)	(459,289)	255,346
Payments of cross currency swaps	274,407
Reserve of cash flow hedges	261,366	54,144
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 23, 2021 [Member] | Bond Hedges | Notional R$248,500, CDI +2.94%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 248,500	$ 50,000
Borrowings, adjustment to interest rate basis		0.0294%	0.0294%
Loss recognized in OCI	(22,526)
Effective portion – Gain / (Loss)	(46,230)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 24, 2021 [Member] | Bond Hedges | Notional R$247,000, CDI +2.90%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 247,000	$ 50,000
Borrowings, adjustment to interest rate basis		0.029%	0.029%
Loss recognized in OCI	(22,168)
Effective portion – Gain / (Loss)	(52,821)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 24, 2021 [Member] | Bond Hedges | Notional R$248,500, CDI +2.90%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 248,500	$ 50,000
Borrowings, adjustment to interest rate basis		0.029%	0.029%
Loss recognized in OCI	(21,785)
Effective portion – Gain / (Loss)	(45,443)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 30, 2021 [Member] | Bond Hedges | Notional R$375,263, CDI +2.99%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 375,263	$ 75,000
Borrowings, adjustment to interest rate basis		0.0299%	0.0299%
Loss recognized in OCI	(31,664)
Effective portion – Gain / (Loss)	(53,814)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 30, 2021 [Member] | Bond Hedges | Notional R$250,700, CDI +2.99%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 250,700	$ 50,000
Borrowings, adjustment to interest rate basis		0.0299%	0.0299%
Loss recognized in OCI	(20,976)
Effective portion – Gain / (Loss)	(38,391)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on June 30, 2021 [Member] | Bond Hedges | Notional R$250,110, CDI +2.98%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 250,110	$ 50,000
Borrowings, adjustment to interest rate basis		0.0298%	0.0298%
Loss recognized in OCI	(21,126)
Effective portion – Gain / (Loss)	(45,649)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on July 15, 2021 [Member] | Bond Hedges | Notional R$127,353, CDI +2.99%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 127,353	$ 25,000
Borrowings, adjustment to interest rate basis		0.0299%	0.0299%
Loss recognized in OCI	(10,042)
Effective portion – Gain / (Loss)	(30,233)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on July 15, 2021 [Member] | Bond Hedges | Notional R$127,353, CDI +2.99%, Two
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 127,353	$ 25,000
Borrowings, adjustment to interest rate basis		0.0299%	0.0299%
Loss recognized in OCI	(9,954)
Effective portion – Gain / (Loss)	(23,493)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on July 16, 2021 [Member] | Bond Hedges | Notional R$259,890, CDI +2.96%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 259,890	$ 50,000
Borrowings, adjustment to interest rate basis		0.0296%	0.0296%
Loss recognized in OCI	(18,587)
Effective portion – Gain / (Loss)	(39,158)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on August 6, 2021 [Member] | Bond Hedges | Notional R$131,025, CDI +3.00%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 131,025	$ 25,000
Borrowings, adjustment to interest rate basis		0.03%	0.03%
Loss recognized in OCI	(9,661)
Effective portion – Gain / (Loss)	(30,378)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on August 10, 2021 [Member] | Bond Hedges | Notional R$130,033, CDI +2.85%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 130,033	$ 25,000
Borrowings, adjustment to interest rate basis		0.0285%	0.0285%
Loss recognized in OCI	(9,321)
Effective portion – Gain / (Loss)	(30,379)
Hedged items, due June 16, 2028 [Member] | Hedged items, traded on August 11, 2021 [Member] | Bond Hedges | Notional R$130,878, CDI +2.81%
Disclosure of detailed information about financial instruments [line items]
Notional		R$ 130,878	$ 25,000
Borrowings, adjustment to interest rate basis		0.0281%	0.0281%
Loss recognized in OCI	(9,412)
Effective portion – Gain / (Loss)	R$ (23,300)